Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill Table [abstract]
Schedule of goodwill
	Subscription and licensing business	Smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2020	—	—	—	—
Acquisition from business combinations (Note 8)	1,610	—	235,615	237,225
Cost and net carrying amount at December 31, 2020, January 1, 2021, and December 31, 2021	1,610	—	235,615	237,225
Acquisition from business combinations (Note 8)	—	764	—	764
Accumulated impairment loss	(1,610)	—	(235,615)	(237,225)
Cost and net carrying amount at December 31, 2022	—	764	—	764